Document and Entity Information	Mar. 09, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001572910
Document Type	8-K
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	Phillips 66 Partners LP
Entity Incorporation State Country Code	DE
Entity File Number	001-36011
Entity Tax Identification Number	38-3899432
Entity Address, Address Line One	2331 CityWest Boulevard
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code	(855)
Local Phone Number	283-9237
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units, Representing Limited Partner Interests
Trading Symbol	PSXP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false